Reinsurance	12 Months Ended
Dec. 31, 2013
Reinsurance

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2013
Life insurance in force	$389,941,404	$395,421,202	$5,479,798	$—	—%

Premiums and contract charges:
Life and annuities	$1,250,623	$1,257,453	$6,830	$—	—%
Accident and health insurance	80,974	80,974	—	—	—%

	$1,331,597	$1,338,427	$6,830	$—	—%

Year ended December 31, 2012
Life insurance in force	$378,467,115	$384,205,939	$5,738,824	$—	—%

Premiums and contract charges:
Life and annuities	$1,201,592	$1,208,376	$6,784	$—	—%
Accident and health insurance	97,272	97,272	—	—	—%

	$1,298,864	$1,305,648	$6,784	$—	—%

Year ended December 31, 2011
Life insurance in force	$364,469,564	$370,439,179	$5,969,615	$—	—%

Premiums and contract charges:
Life and annuities	$1,156,434	$1,163,491	$7,057	$—	—%
Accident and health insurance	109,830	109,830	—	—	—%

	$1,266,264	$1,273,321	$7,057	$—	—%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2013, 2012 or 2011.